Stockholders' Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Equity and Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value
A summary of stock option activity for the nine months ended September 30, 2016 is as follows (in thousands, except share and per share amounts):

	Options Outstanding	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Balance at December 31, 2015	9,561,713	$5.62	$16,694
Stock option grants	3,854,646	$3.16
Stock options exercised	(1,804,676)	$1.43
Stock options canceled	(3,551,388)	$9.56
Balance at September 30, 2016	8,060,295	$3.52	$14,012

The following table summarizes activities for stock options:

	Options Outstanding
	Number of Shares Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Balance at December 31, 2014	16,392,539	$4.40	7.3	$128,541
Stock options granted	491,900	$8.95
Stock options exercised	(4,177,555)	$1.02
Stock options canceled and forfeited	(3,145,171)	$5.87
Balance at December 31, 2015	9,561,713	$5.62	6.9	$16,694
Vested or expected to vest December 31, 2015	9,022,878	$5.50	6.8	$16,149
Exercisable as of December 31, 2015	5,416,829	$3.99	6.0	$12,497

Nonvested Restricted Stock Shares Activity
The following table summarizes activities for RSUs:

	Restricted Stock Units Outstanding
	Number of shares	Weighted Average Grant-Date Fair Value
Balance at December 31, 2014	1,398,893	$11.06
Restricted stock units granted	6,507,250	$7.24
Restricted stock units vested	(295,468)	$10.70
Restricted stock units canceled and forfeited	(925,557)	$9.06
Balance at December 31, 2015	6,685,118	$7.63

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-valuation model with the following assumptions and fair value per share:

	Nine Months Ended September 30,
	2016	2015
Volatility	47%	53%
Expected life (in years)	6.12	6.17
Risk-free interest rate	1.37%	1.38%-1.91%
Dividend yield	—%	—%

The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-valuation model with the following assumptions and fair value per share:

	Year Ended December 31,
	2015	2014	2013
Volatility	53%	60%	57.8%-60%
Expected life (in years)	6.2	5.0-6.3	5.0-7.2
Risk-free interest rate	1.38%-1.91%	1.53%-2.05%	0.7%-1.8%
Dividend yield	—%	—%	—%
Weighted-average fair value of underlying common stock	$8.95	$14.74	$3.02